Subsequent events	6 Months Ended
Jun. 30, 2025
Events After Reporting Period [Abstract]
Subsequent events	Subsequent events
On July 7, 2025, Alcon entered into a definitive agreement to acquire 100% of the outstanding equity of LumiThera, Inc. (“LumiThera”), a privately held, US-based company and manufacturer of the Valeda photobiomodulation device, a multi-wavelength treatment for dry age-related macular degeneration. The planned acquisition will expand Alcon's Surgical portfolio. Pursuant to the terms of the agreement, Alcon agreed to pay $132 million, which represents up-front consideration of $140 million less the value of Alcon's equity interest and certain deductions, and additional amounts to be potentially paid upon achievement of certain regulatory and commercial milestones. The transaction is subject to customary closing conditions and is expected to close in the third quarter of 2025.
On August 4, 2025, Alcon entered into a definitive agreement to acquire STAAR Surgical Company ("STAAR"), a global medical technology company focused on the research, development, manufacturing, distribution and sale of phakic intraocular lenses. The planned acquisition will complement Alcon’s existing Surgical portfolio in the treatment of myopia. Pursuant to the terms of the agreement, Alcon agreed to pay $28.00 per share to acquire all outstanding shares of STAAR’s common stock for total consideration of approximately $1.5 billion. The transaction is subject to customary closing conditions, including regulatory approval and approval by STAAR’s shareholders, and is expected to close in six to 12 months.
On July 4, 2025, the United States Congress enacted budget reconciliation bill H.R. 1, which includes significant provisions such as the permanent extension of certain provisions of the Tax Cuts and Jobs Act that were set to expire. The legislation has multiple effective dates, with certain provisions effective in 2025 and others to be implemented through 2027. The enactment of H.R. 1 did not impact Alcon's Condensed Consolidated Financial Statements for the period ended June 30, 2025. Alcon is continuing to evaluate the potential future impact of these tax law changes on our consolidated results of operations, financial position and cash flows.
These unaudited Condensed Consolidated Interim Financial Statements were authorized for issue by the Audit & Risk Committee on August 19, 2025.